SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Research and Development Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of supplementary financial statement information [Abstract]
Research and development services	$ 9,296	$ 12,088	$ 11,696
Payroll and related expenses	4,495	4,074	3,501
Share based compensation	1,198	971	623
Lab, occupancy and telephone	902	882	771
Professional fees	954	595	643
Depreciation and amortization	615	660	864
Other	169	196	75
Research and development expenses	$ 17,629	$ 19,466	$ 18,173